STATEMENTS OF CHANGES IN DEFICIENCY (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Balance	$ (45,000)	$ (40,000)
Net loss	(5,800)	(5,000)
Balance	(50,800)	(45,000)
Common stock [Member]
Balance	5,960	5,960
Balance, shares	32,315,698	32,315,698
Net loss
Balance	5,960	5,960
Balance, shares	32,315,698	32,315,698
Additional paid-in capital [Member]
Balance	4,821,942	4,821,942
Net loss
Balance	4,821,942	4,821,942
Accumulated deficit [Member]
Balance	(4,872,902)	(4,867,902)
Net loss	(5,800)	(5,000)
Balance	$ (4,878,702)	$ (4,872,902)